Business Organization and Nature of Operations (10Q) (Details Narrative) - USD ($)	Feb. 05, 2014	Sep. 21, 2015
Liquidation preference		$ 1,500,000
Minimum [Member]
Ownership percent		54.40%
Maximum [Member]
Ownership percent		55.40%
Bitcoin Shop Us LLC [Member]
Shares issued for membership interests	100,773,923
Spondoolies-Tech Ltd [Member] | Minimum [Member]
Ownership percent		44.60%
Spondoolies-Tech Ltd [Member] | Maximum [Member]
Ownership percent		45.60%